Shareholder Report, Average Annual Return (Details)	12 Months Ended	43 Months Ended
	May 31, 2026	May 31, 2026
C000237191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Without Sales Load [Member] | C000237191
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	8.86%
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	5.00%
T. Rowe Index: ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Average Annual Return, Percent	7.44%	9.48%